Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE
Digital solutions and other services income	$ 2,889	$ 3,396	$ 13,469
Media advertising and marketing services income	17,740	18,859	14,474
Hotel operations, hospitality and VIP services income	27,965	23,132	10,301
Dividend income and gain from disposed financial assets at fair value through profit or loss (“FVTPL”) and settled derivative financial assets	8,616	8,681	133,569
Net fair value changes on financial assets at FVTPL (except gain from disposed financial assets at FVTPL and settled derivative financial assets)	44,005	26,389	(40,899)
Revenue	101,215	80,457	130,914
Other income	33,632	18,931	22,942
Other gain	1,514	24,757	68,797
Impairment losses under expected credit loss model on financial assets			(4,988)
Other operating expenses	(41,310)	(39,473)	(29,351)
Staff costs	(13,490)	(15,471)	(20,083)
Finance costs	(12,742)	(13,425)	(8,199)
Share of losses of joint ventures		(559)	(2,335)
PROFIT BEFORE TAX	68,819	55,217	157,697
Income tax expense	(1,568)	(1,639)	(4,314)
PROFIT FOR THE YEAR	67,251	53,578	153,383
Owners of the parent:
- Ordinary shareholders	41,440	46,727	134,436
- Holders of perpetual securities	2,158	4,312	8,558
Non-controlling interests	23,653	2,539	10,389
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
PROFIT FOR THE YEAR	67,251	53,578	153,383
OTHER COMPREHENSIVE INCOME
Exchange differences on translation of foreign operations	(1,652)	(2,415)	(2,382)
Share of other comprehensive income (expense) of joint ventures		1,842	(306)
Cumulative exchange differences reclassified to profit or loss upon disposal of foreign operations			2,695
Exchange differences on translation from functional currency to presentation currency	(3,674)	7,984	(489)
OTHER COMPREHENSIVE (EXPENSE) INCOME FOR THE YEAR	(5,326)	7,411	(482)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	61,925	60,989	152,901
Owners of the parent:
- Ordinary shareholders	37,101	54,204	134,116
- Holders of perpetual securities	2,158	4,312	8,558
Non-controlling interests	22,666	2,473	10,227
Total comprehensive income for the year	$ 61,925	$ 60,989	$ 152,901
Class A Ordinary Shares
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	$ 0.08	$ 0.12	$ 0.37
Diluted (in Dollars per share)	0.08	0.12	0.37
Class B Ordinary Shares
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	0.08	0.12	0.37
Diluted (in Dollars per share)	$ 0.08	$ 0.12	$ 0.37